ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2011	2010

Employees and payroll accruals	$948	$769
Accrued expenses	522	709

	$1,470	$1,478